Statement of changes in equity (Statement) - EUR (€) € in Millions	Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Rest of non controlling interest [Member]
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2021	€ 48,760	€ 3,267	€ 23,599	€ 0	€ 60	€ 31,841	€ 0	€ (1,857)	€ (647)	€ 4,653	€ (532)	€ (16,476)	€ (8,414)	€ 13,267
Equity at beginning of period (Opening balance after adjustment, cumulative effect at date of initial application [member]) at Dec. 31, 2021		3,267	23,599	0	60	32,019	0	(1,857)	(647)	4,653	(532)	(16,662)	(8,413)	13,261
Equity at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2021	(12)	0	0	0	0	178	0	0	0	0	0	(186)	1	(6)
Equity at beginning of period at Dec. 31, 2021	48,748
Changes in equity [abstract]
Comprehensive income	7,552	0	0	0	0	0	0	0	0	6,358	0	(158)	947	405
Changes in equity other than total income or expense recognized	(5,783)	(313)	(2,743)	0	3	692	0	4,202	617	(4,653)	(190)	(822)	4,358	(6,935)
Issue of equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity	0	(313)	(2,743)	0	0	250	0	(355)	3,160	0	0	0	0	0
Dividends recognised as distributions to owners	(2,370)	0	0	0	0	(1,463)	0	0	0	0	(722)	0	0	(185)
Purchase of treasury shares	(2,966)	0	0	0	0	0	0	0	(2,966)	0	0	0	0	0
Sale or issue of treasury shares	432	0	0	0	0	0	0	9	423	0	0	0	0	0
Equity reclassified into financial liabilities	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	0	0	0	0	0	2,231	0	2,712	0	(4,653)	532	(822)	4,358	(4,358)
Increase (decrease) through acquisition of subsidiary, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments	(22)	0	0	0	(22)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	(857)	0	0	0	25	(326)	0	1,836	0	0	0	0	0	(2,392)
Equity at end of period (Previously stated [member]) at Dec. 31, 2022	50,615	2,955	20,856	0	63	32,536	0	2,345	(29)	6,420	(722)	(17,432)	(3,112)	6,736
Equity at end of period (Opening balance after adjustment, cumulative effect at date of initial application [member]) at Dec. 31, 2022	50,517	2,955	20,856	0	63	32,711	0	2,345	(29)	6,358	(722)	(17,642)	(3,109)	6,732
Equity at end of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2022	(98)	0	0	0	0	175	0	0	0	(62)	0	(210)	4	(4)
Equity at end of period at Dec. 31, 2022	50,517	2,955	20,856	0	63	32,711	0	2,345	(29)	6,358	(722)	(17,642)	(3,109)	6,732
Changes in equity [abstract]
Comprehensive income	9,591	0	0	0	0	0	0	0	0	8,019	0	1,388	(213)	397
Changes in equity other than total income or expense recognized	(4,842)	(94)	(1,087)	0	(22)	3,526	0	(331)	(5)	(6,358)	(228)	0	1	(244)
Issue of equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity	0	(94)	(1,087)	0	0	75	0	(316)	1,422	0	0	0	0	0
Dividends recognised as distributions to owners	(3,071)	0	0	0	0	(1,857)	0	0	0	0	(951)	0	0	(263)
Purchase of treasury shares	(2,166)	0	0	0	0	0	0	0	(2,166)	0	0	0	0	0
Sale or issue of treasury shares	741	0	0	0	0	0	0	1	739	0	0	0	0	0
Equity reclassified into financial liabilities	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	0	0	0	0	2	5,651	0	(17)	0	(6,358)	722	0	1	(1)
Increase (decrease) through acquisition of subsidiary, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments	(41)	0	0	0	(41)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	(305)	0	0	0	17	(344)	0	2	0	0	0	0	0	20
Equity at end of period (Previously stated [member]) at Dec. 31, 2023	55,265	2,861	19,769	0	40	36,237	0	2,015	(34)	8,019	(951)	(16,254)	(3,321)	6,885
Equity at end of period at Dec. 31, 2023	55,265	2,861	19,769	0	40	36,237	0	2,015	(34)	8,019	(951)	(16,254)	(3,321)	6,885
Changes in equity [abstract]
Comprehensive income	10,161	0	0	0	0	0	0	0	0	10,054	0	(1,001)	587	521
Changes in equity other than total income or expense recognized	(5,413)	(37)	(585)	0	(1)	4,457	0	(201)	(32)	(8,019)	(717)	35	4	(317)
Issue of equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity	0	(37)	(585)	0	0	29	0	(189)	781	0	0	0	0	0
Dividends recognised as distributions to owners	(4,258)	0	0	0	0	(2,245)	0	0	0	0	(1,668)	0	0	(345)
Purchase of treasury shares	(1,528)	0	0	0	0	0	0	0	(1,528)	0	0	0	0	0
Sale or issue of treasury shares	725	0	0	0	0	0	0	10	716	0	0	0	0	0
Equity reclassified into financial liabilities	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	0	0	0	0	9	7,059	0	(38)	0	(8,019)	951	35	4	0
Increase (decrease) through acquisition of subsidiary, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments	(26)	0	0	0	(26)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	(326)	0	0	0	16	(386)	0	16	0	0	0	0	0	28
Equity at end of period at Dec. 31, 2024	€ 60,014	€ 2,824	€ 19,184	€ 0	€ 40	€ 40,693	€ 0	€ 1,814	€ (66)	€ 10,054	€ (1,668)	€ (17,220)	€ (2,730)	€ 7,089